Segment Information (Details)	12 Months Ended
Dec. 31, 2025 segments
Segment Information [Line Items]
Number of reportable segments	4
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]	The guidance requires that segment disclosures present the measure(s) used by the Chief Operating Decision Maker (“CODM”) to decide how to allocate resources and for purposes of assessing such segments’ performance. The Company’s CODM is comprised of several members of its executive management team who use revenue and cost of revenues of our four reporting segments to assess the performance of the business of our reportable operating segments.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	management team